United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/20

Date of Reporting Period: Quarter end 05/31/2019

Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2019 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - 41.4%
Federal Farm Credit System Discount Notes, 2.320% - 2.680%, 12/9/2019 - 5/20/2020[1]	$150,000,000	$147,617,554
Federal Farm Credit System Floating Rate Notes, 2.320% (1-month USLIBOR -0.110%), 6/27/2019[2]	149,500,000	149,500,000
Federal Farm Credit System Floating Rate Notes, 2.350% - 2.373% (1-month USLIBOR -0.080%), 6/13/2019 - 6/27/2019[2]	115,000,000	114,995,461
Federal Farm Credit System Floating Rate Notes, 2.355% (1-month USLIBOR -0.075%), 6/26/2019[2]	75,000,000	75,000,000
Federal Farm Credit System Floating Rate Notes, 2.363% - 2.388% (1-month USLIBOR -0.065%), 6/12/2019 - 6/29/2019[2]	153,000,000	152,993,822
Federal Farm Credit System Floating Rate Notes, 2.375% (1-month USLIBOR -0.055%), 6/27/2019[2]	44,000,000	43,998,697
Federal Farm Credit System Floating Rate Notes, 2.378% - 2.407% (1-month USLIBOR -0.060%), 6/4/2019 - 6/16/2019[2]	140,000,000	139,999,136
Federal Farm Credit System Floating Rate Notes, 2.399% (3-month USLIBOR -0.180%), 8/1/2019[2]	25,000,000	25,002,286
Federal Farm Credit System Floating Rate Notes, 2.408% (1-month USLIBOR -0.045%), 6/12/2019[2]	50,000,000	50,000,000
Federal Farm Credit System Floating Rate Notes, 2.431% (1-month USLIBOR -0.010%), 6/20/2019[2]	109,500,000	109,500,000
Federal Farm Credit System Floating Rate Notes, 2.433% (1-month USLIBOR -0.030%), 6/9/2019[2]	20,000,000	20,000,000
Federal Farm Credit System Floating Rate Notes, 2.435% (1-month USLIBOR +0.005%), 6/27/2019[2]	60,750,000	60,747,758
Federal Farm Credit System Floating Rate Notes, 2.442% (3-month USLIBOR -0.150%), 7/23/2019[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 2.452% (1-month USLIBOR -0.015%), 6/8/2019[2]	70,000,000	70,000,000
Federal Farm Credit System Floating Rate Notes, 2.453% (1-month USLIBOR +0.000%), 6/13/2019[2]	117,000,000	117,000,000
Federal Farm Credit System Floating Rate Notes, 2.461% (1-month USLIBOR -0.020%), 6/3/2019[2]	95,000,000	94,997,625
Federal Farm Credit System Floating Rate Notes, 2.472% (1-month USLIBOR +0.000%), 6/4/2019[2]	50,000,000	49,998,433
Federal Farm Credit System Floating Rate Notes, 2.485% (3-month USLIBOR -0.130%), 6/4/2019[2]	39,000,000	39,000,000
Federal Farm Credit System Floating Rate Notes, 2.505% (Secured Overnight Financing Rate +0.105%), 6/3/2019[2]	90,000,000	90,000,000
Federal Farm Credit System Floating Rate Notes, 2.513% (1-month USLIBOR +0.050%), 6/9/2019[2]	59,000,000	58,991,430
Federal Farm Credit System Floating Rate Notes, 2.515% (Effective Fed Funds +0.125%), 6/3/2019[2]	51,800,000	51,795,483
Federal Farm Credit System Floating Rate Notes, 2.520% (Secured Overnight Financing Rate +0.120%), 6/3/2019[2]	77,000,000	77,000,000
Federal Home Loan Bank System Discount Notes, 2.370% - 2.455%, 6/7/2019 - 3/24/2020[1]	2,012,450,000	1,999,845,453
Federal Home Loan Bank System Floating Rate Notes, 2.263% - 2.337% (3-month USLIBOR -0.255%), 7/9/2019 - 8/15/2019[2]	279,500,000	279,462,950
Federal Home Loan Bank System Floating Rate Notes, 2.280% (3-month USLIBOR -0.245%), 8/16/2019[2]	27,600,000	27,594,715
Federal Home Loan Bank System Floating Rate Notes, 2.284% - 2.301% (3-month USLIBOR -0.300%), 7/3/2019 - 7/16/2019[2]	310,000,000	310,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.290% - 2.317% (3-month USLIBOR -0.275%), 7/22/2019 - 8/7/2019[2]	512,000,000	512,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.306% (3-month USLIBOR -0.295%), 7/16/2019[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.313% (3-month USLIBOR -0.270%), 7/30/2019[2]	55,000,000	54,998,953

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - continued
Federal Home Loan Bank System Floating Rate Notes, 2.313% - 2.342% (1-month USLIBOR -0.125%), 6/4/2019 - 6/16/2019[2]	$362,500,000	$362,500,000
Federal Home Loan Bank System Floating Rate Notes, 2.317% (3-month USLIBOR -0.265%), 7/29/2019[2]	295,000,000	295,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.325% - 2.336% (1-month USLIBOR -0.105%), 6/19/2019 - 6/26/2019[2]	432,000,000	432,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.332% - 2.341% (3-month USLIBOR -0.260%), 7/16/2019 - 7/19/2019[2]	310,000,000	310,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.347% (1-month USLIBOR -0.095%), 6/21/2019[2]	120,000,000	120,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.347% (1-month USLIBOR -0.120%), 6/4/2019[2]	125,000,000	125,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.350% (1-month USLIBOR -0.080%), 6/26/2019[2]	225,000,000	225,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.371% (1-month USLIBOR -0.070%), 6/18/2019[2]	45,000,000	45,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.376% - 2.393% (1-month USLIBOR -0.060%), 6/11/2019 - 6/22/2019[2]	220,000,000	220,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.378% (1-month USLIBOR -0.085%), 6/9/2019[2]	250,000,000	250,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.385% (1-month USLIBOR -0.045%), 6/28/2019[2]	186,000,000	186,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.386% - 2.398% (1-month USLIBOR -0.055%), 6/12/2019 - 6/20/2019[2]	163,000,000	163,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.390% (1-month USLIBOR -0.040%), 6/27/2019[2]	125,000,000	125,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.382% - 2.417% (1-month USLIBOR -0.050%), 6/5/2019 - 6/19/2019[2]	287,000,000	287,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.402% - 2.418% (1-month USLIBOR -0.065%), 6/3/2019 - 6/8/2019[2]	120,000,000	119,997,440
Federal Home Loan Bank System Floating Rate Notes, 2.405% (3-month USLIBOR -0.120%), 8/28/2019[2]	149,000,000	149,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.416% (1-month USLIBOR -0.025%), 6/20/2019[2]	214,000,000	214,000,717
Federal Home Loan Bank System Floating Rate Notes, 2.420% (1-month USLIBOR -0.020%), 6/3/2019[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.020%), 6/3/2019[2]	126,750,000	126,750,000
Federal Home Loan Bank System Floating Rate Notes, 2.425% (Secured Overnight Financing Rate +0.025%), 6/3/2019[2]	135,000,000	135,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.030%), 6/3/2019[2]	241,000,000	241,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.435% (Secured Overnight Financing Rate +0.035%), 6/3/2019[2]	80,000,000	80,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.437% (3-month USLIBOR -0.160%), 6/12/2019[2]	50,000,000	49,999,786
Federal Home Loan Bank System Floating Rate Notes, 2.449% (1-month USLIBOR +0.000%), 6/16/2019[2]	100,000,000	100,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.440% (Secured Overnight Financing Rate +0.040%), 6/3/2019[2]	145,000,000	145,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.442% (3-month USLIBOR -0.150%), 7/22/2019[2]	18,000,000	18,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.460% (Secured Overnight Financing Rate +0.060%), 6/3/2019[2]	150,000,000	150,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.065%), 6/3/2019[2]	60,000,000	60,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.470% - 2.493% (3-month USLIBOR -0.140%), 6/19/2019 - 6/26/2019[2]	127,000,000	127,010,447
Federal Home Loan Bank System Floating Rate Notes, 2.475% (Secured Overnight Financing Rate +0.075%), 6/3/2019[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.110%), 6/3/2019[2]	100,000,000	100,000,000

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - continued
Federal Home Loan Bank System Floating Rate Notes, 2.515% (Secured Overnight Financing Rate +0.115%), 6/3/2019[2]	$95,000,000	$95,000,000
Federal Home Loan Bank System, 1.125% - 2.580%, 6/11/2019 - 5/28/2020	759,960,000	759,532,477
Federal Home Loan Mortgage Corp., 2.460% - 2.520%, 4/8/2020 - 6/3/2020	372,400,000	372,400,000
Federal National Mortgage Association Floating Rate Notes, 2.470% (Secured Overnight Financing Rate +0.070%), 6/3/2019[2]	74,000,000	74,000,000
Federal National Mortgage Association Floating Rate Notes, 2.475% (Secured Overnight Financing Rate +0.075%), 6/3/2019[2]	88,000,000	88,000,000
Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	234,850,000	233,734,714

Total U.S. Government Agency Securities		11,780,965,337

U.S. TREASURY SECURITIES - 10.3%
U.S. Treasury Bills, 2.390%, 10/17/2019	150,000,000	148,625,750
U.S. Treasury Bills, 2.395%, 10/31/2019	59,000,000	58,403,379
U.S. Treasury Bills, 2.400%, 10/24/2019	100,000,000	99,033,333
U.S. Treasury Bills, 2.465% - 2.468%, 2/27/2020	188,750,000	185,246,139
U.S. Treasury Floating Rate Notes, 2.357% (91-day T-Bill +0.033%), 6/4/2019[2]	176,000,000	175,971,780
U.S. Treasury Floating Rate Notes, 2.367% (91-day T-Bill +0.043%), 6/4/2019[2]	108,500,000	108,429,630
U.S. Treasury Floating Rate Notes, 2.369% (91-day T-Bill +0.045%), 6/4/2019[2]	330,000,000	329,805,098
U.S. Treasury Floating Rate Notes, 2.439% (91-day T-Bill +0.115%), 6/4/2019[2]	752,000,000	751,522,080
U.S. Treasury Floating Rate Notes, 2.488% (91-day T-Bill +0.139%), 6/4/2019[2]	160,000,000	159,995,523
U.S. Treasury Notes, 1.375%, 3/31/2020	45,800,000	45,356,852
U.S. Treasury Notes, 1.500%, 10/31/2019	246,900,000	245,793,212
U.S. Treasury Notes, 1.500%, 11/30/2019	33,500,000	33,327,544
U.S. Treasury Notes, 1.875%, 12/31/2019	72,750,000	72,473,906
U.S. Treasury Notes, 3.375%, 11/15/2019	235,000,000	235,899,673
U.S. Treasury Notes, 3.625%, 8/15/2019	215,000,000	215,455,012
U.S. Treasury Notes, 1.250% - 1.375%, 1/31/2020	64,000,000	63,479,694

Total U.S. Treasury Securities		2,928,818,605

REPURCHASE AGREEMENTS - 48.2%
Interest in $500,000,000 joint repurchase agreement 2.51%, dated 5/31/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,104,583 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2068 and the market value of those underlying securities was $513,626,593.	250,000,000	250,000,000
Interest in $500,000,000 joint repurchase agreement 2.44%, dated 4/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $501,931,667 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $511,209,834.[3]	100,000,000	100,000,000
Interest in $4,500,000,000 joint repurchase agreement 2.49%, dated 5/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $4,500,933,750 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $4,590,952,437.	857,000,000	857,000,000
Interest in $200,000,000 joint repurchase agreement 2.44%, dated 5/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,433,778 on 6/10/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2069 and the market value of those underlying securities was $205,554,787.[3]	50,000,000	50,000,000
Interest in $200,000,000 joint repurchase agreement 2.44%, dated 5/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,826,889 on 7/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $205,086,611.[3]	50,000,000	50,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $175,000,000 joint repurchase agreement 2.44%, dated 5/9/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $176,091,222 on 8/9/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2069 and the market value of those underlying securities was $179,884,547.[3]	$50,000,000	$50,000,000
Interest in $250,000,000 joint repurchase agreement 2.49%, dated 2/20/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $253,112,500 on 8/20/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2069 and the market value of those underlying securities was $258,028,270.[3]	75,000,000	75,000,000
Repurchase agreement 2.51%, dated 5/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $400,083,667 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2069 and the market value of those underlying securities was $410,154,650.	400,000,000	400,000,000
Interest in $925,000,000 joint repurchase agreement 2.45%, dated 4/29/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $930,728,576 on 7/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $945,747,439.[3]	200,000,000	200,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.46%, dated 4/2/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,006,218,333 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2049 and the market value of those underlying securities was $1,024,518,448.[3]	200,000,000	200,000,000
Interest in $885,000,000 joint repurchase agreement 2.47%, dated 3/27/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $890,464,875 on 6/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2049 and the market value of those underlying securities was $906,911,597.[3]	100,000,000	100,000,000
Interest in $5,000,000,000 joint repurchase agreement 2.50%, dated 5/31/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,001,041,667 on 6/3/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 5/15/2043 and the market value of those underlying securities was $5,120,504,918.	1,000,000,000	1,000,000,000
Repurchase agreement 2.51%, dated 5/31/2019 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,200,251,000 on 6/3/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $1,222,583,294.	1,200,000,000	1,200,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.47%, dated 5/28/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,480,278 on 6/4/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2067 and the market value of those underlying securities was $1,024,197,640.	250,000,000	250,000,000
Repurchase agreement 2.49%, dated 5/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,830,000 on 6/3/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 12/31/2024 and the market value of those underlying securities was $4,079,896,022.	4,000,000,000	4,000,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Repurchase agreement 2.51%, dated 5/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,052,292 on 6/3/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $255,664,594.	$250,000,000	$250,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.41%, dated 5/6/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,486,111 on 6/7/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $1,020,000,000.[3]	300,000,000	300,000,000
Interest in $500,000,000 joint repurchase agreement 2.44%, dated 5/3/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $501,050,556 on 6/3/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2057 and the market value of those underlying securities was $510,000,000.[3]	150,000,000	150,000,000
Interest in $750,000,000 joint repurchase agreement 2.44%, dated 5/6/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $751,575,833 on 6/6/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2049 and the market value of those underlying securities was $765,000,000.[3]	250,000,000	250,000,000
Repurchase agreement 2.45%, dated 5/28/2019 under which Lloyds Bank Plc will repurchase securities provided as collateral for $90,036,750 on 6/4/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $94,067,956.	90,000,000	90,000,000
Repurchase agreement 2.49%, dated 5/30/2019 under which Lloyds Bank Plc will repurchase securities provided as collateral for $145,351,021 on 7/5/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 5/15/2028 and the market value of those underlying securities was $150,662,281.	145,000,000	145,000,000
Repurchase agreement 2.49%, dated 5/31/2019 under which Lloyds Bank Plc will repurchase securities provided as collateral for $120,273,900 on 7/3/2019. [4]	120,000,000	120,000,000
Repurchase agreement 2.49%, dated 5/16/2019 under which Lloyds Bank Plc will repurchase securities provided as collateral for $175,677,833 on 7/15/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Government Agency securities with various maturities to 7/15/2024 and the market value of those underlying securities was $199,397,223.	175,000,000	175,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.43%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,006,142,500 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,024,268,701.[3]	275,000,000	275,000,000
Interest in $950,000,000 joint repurchase agreement 2.44%, dated 4/2/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,859,389 on 7/2/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2049 and the market value of those underlying securities was $975,348,792.[3]	250,000,000	250,000,000
Interest in $3,000,000,000 joint repurchase agreement 2.50%, dated 5/31/2019 under which Nomura Securities International will repurchase securities provided as collateral for $3,000,625,000 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2069 and the market value of those underlying securities was $3,060,168,399.	1,500,000,000	1,500,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Repurchase agreement 2.41%, dated 5/13/2019 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $250,518,819 on 6/13/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/1/2048 and the market value of those underlying securities was $255,529,196.[3]	$250,000,000	$250,000,000
Repurchase agreement 2.50%, dated 5/31/2019 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,208,333 on 6/3/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2049 and the market value of those underlying securities was $1,020,212,527.	1,000,000,000	1,000,000,000
Interest in $1,000,000,000 joint repurchase agreement 2.43%, dated 5/16/2019 under which Royal Bank of Canada will repurchase securities provided as collateral for $1,004,050,000 on 7/16/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2067 and the market value of those underlying securities was $1,026,343,377.[3]	200,000,000	200,000,000

Total Repurchase Agreements		13,737,000,000

TOTAL INVESTMENTS - 99.9% (AT AMORTIZED COST)[5]		28,446,783,942

OTHER ASSETS AND LIABILITIES - NET - 0.1%		30,245,945

TOTAL NET ASSETS - 100%		$28,477,029,887

1	Discount yield(s) at time of purchase.
2	Floating rate instruments with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4

As required on settlement date, 6/3/2019, a U.S. Treasury Security maturing on 3/31/2022 was provided as collateral and held with State Street Bank, and the market value of that underlying security was $122,909,674.

5	Also represents cost for federal tax purposes.

Notes to Portfolio of Investments

May 31, 2019 (Unaudited)

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or the “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P., serves as the Fund’s investment adviser and administrator.

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. As a “government money market fund”, the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (the “Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Trustees retain the authority to make or ratify and valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2019, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — In a repurchase agreement, the Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Cybersecurity Risk — The Fund and its service providers may be susceptible to operational, information, security and related risks. While the Fund’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or their shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Edward Jones Money Market Fund

By (Signature and Title)	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 07/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date 07/18/2019

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date 07/18/2019

*	Print the name and title of each signing officer under his or her signature.